Schedule of Investments ─ NYLIM Investment Grade CLO ETF (formerly, NYLI Investment Grade CLO ETF)

July 31, 2026 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 98.0%
Collateralized Loan Obligations — 98.0%

720 East CLO IV Ltd., (Cayman Islands)
Series 2024-1A BR
5.222%, (3 Month CME SOFR + 1.55%), due 7/15/39(a)	$250,000	$249,639
720 East CLO VIII Ltd., (Cayman Islands)
Series 2025-8A A1
5.039%, (3 Month CME SOFR + 1.31%), due 7/20/38(a)	500,000	500,289
AGL CLO 29 Ltd., (Jersey)
Series 2024-29A A1R
4.837%, (3 Month CME SOFR + 1.16%), due 4/21/39(a)	500,000	499,208
AGL CLO 44 Ltd., (Cayman Islands)
Series 2025-44A D1
6.233%, (3 Month CME SOFR + 2.50%), due 10/22/37(a)	250,000	249,308
AGL Core CLO 36 Ltd., (Cayman Islands)
Series 2024-36A A
5.032%, (3 Month CME SOFR + 1.28%), due 1/23/38(a)	500,000	500,463
Aimco CLO 14 Ltd., (Cayman Islands)
Series 2021-14A BR
5.279%, (3 Month CME SOFR + 1.55%), due 10/20/38(a)	250,000	250,381
AIMCO CLO 22 Ltd., (Jersey)
Series 2024-22A A1R
4.929%, (3 Month CME SOFR + 1.20%), due 4/19/39(a)	250,000	249,996
Series 2024-22A BR
5.179%, (3 Month CME SOFR + 1.45%), due 4/19/39(a)	250,000	250,144
Series 2024-22A CR
5.379%, (3 Month CME SOFR + 1.65%), due 4/19/39(a)	250,000	250,094
Aimco CLO 27 Ltd., (Cayman Islands)
Series 2026-27A A1
4.821%, (3 Month CME SOFR + 1.14%), due 4/20/39(a)	750,000	749,036
Allegro CLO VIII-S Ltd., (Jersey)
Series 2024-3A B
5.603%, (3 Month CME SOFR + 1.85%), due 10/15/37(a)	250,000	250,417
Anchorage Capital CLO 28 Ltd., (Cayman Islands)
Series 2024-28A BR
5.229%, (3 Month CME SOFR + 1.50%), due 4/20/37(a)	250,000	250,234
Apidos CLO LV, (Cayman Islands)
Series 2025-55A A1
4.939%, (3 Month CME SOFR + 1.21%), due 1/20/39(a)	750,000	750,465
Apidos CLO Lvi, (Cayman Islands)
Series 2026-56A A1
4.885%, (3 Month CME SOFR + 1.16%), due 4/24/39(a)	500,000	499,236
Ares Loan Funding IX Ltd., (Cayman Islands)
Series 2025-ALF9A A1
4.933%, (3 Month CME SOFR + 1.18%), due 3/31/38(a)	500,000	499,250
Ares LXIX CLO Ltd., (Jersey)
Series 2024-69A A1R
5.003%, (3 Month CME SOFR + 1.25%), due 4/15/36(a)	500,000	500,446
Series 2024-69A BR
5.303%, (3 Month CME SOFR + 1.55%), due 4/15/36(a)	250,000	250,247
	Principal Amount	Value
Collateralized Loan Obligations (continued)

Ares LXXVII CLO Ltd., (Cayman Islands)
Series 2025-77A B
5.453%, (3 Month CME SOFR + 1.70%), due 7/15/38(a)	$250,000	$250,812
Bain Capital Credit CLO 2024-2 Ltd., (Jersey)
Series 2024-2A A1R
5.005%, (3 Month CME SOFR + 1.24%), due 7/15/39(a)	750,000	750,419
Bain Capital Credit CLO 2026-3 Ltd.
Series 2026-3A B
5.434%, (3 Month CME SOFR + 1.50%), due 7/24/39(a)	500,000	500,246
Balboa Bay Loan Funding 2025-1 Ltd., (Cayman Islands)
Series 2025-1A B
5.529%, (3 Month CME SOFR + 1.80%), due 7/20/38(a)	250,000	250,770
Ballyrock CLO 28, (Cayman Islands)
Series 2024-28A A1A
5.049%, (3 Month CME SOFR + 1.32%), due 1/20/38(a)	675,000	676,530
Barings CLO Ltd. 2023-IV, (Cayman Islands)
Series 2023-4A A1R
4.899%, (3 Month CME SOFR + 1.17%), due 1/20/39(a)	500,000	499,485
Barings CLO Ltd. 2024-I, (Cayman Islands)
Series 2024-1A A1R
4.899%, (3 Month CME SOFR + 1.17%), due 1/20/39(a)	500,000	499,125
Benefit Street Partners CLO 49 Ltd., (Cayman Islands)
Series 2026-49A C
5.531%, (3 Month CME SOFR + 1.85%), due 4/25/39(a)	250,000	250,733
Benefit Street Partners CLO Ltd., (Cayman Islands)
Series 2015-6BR A1R
4.909%, (3 Month CME SOFR + 1.18%), due 4/20/38(a)	750,000	750,053
Benefit Street Partners CLO XXXV Ltd., (Jersey)
Series 2024-35A BR
5.248%, (3 Month CME SOFR + 1.50%), due 7/25/39(a)	250,000	250,339
Blueberry Park CLO Ltd., (Jersey)
Series 2024-1A A
5.079%, (3 Month CME SOFR + 1.35%), due 10/20/37(a)	250,000	250,232
Canyon Capital CLO 2022-2, (Jersey)
Series 2022-2A A1R
4.933%, (3 Month CME SOFR + 1.18%), due 4/15/38(a)	500,000	499,125
Canyon CLO 2025-2 Ltd., (Cayman Islands)
Series 2025-2A A1N
5.083%, (3 Month CME SOFR + 1.33%), due 10/15/37(a)	500,000	500,711
CARLYLE U.S. CLO 2019-3 Ltd., (Cayman Islands)
Series 2019-3A BR3
5.179%, (3 Month CME SOFR + 1.45%), due 4/20/39(a)	250,000	250,039
Carlyle U.S. CLO 2026-1 Ltd., (Cayman Islands)
Series 2026-1A A1
4.836%, (3 Month CME SOFR + 1.16%), due 4/25/39(a)	500,000	499,186

Schedule of Investments ─ NYLIM Investment Grade CLO ETF (formerly, NYLI Investment Grade CLO ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Collateralized Loan Obligations (continued)

Carlyle U.S. CLO 2026-2 Ltd., (Cayman Islands)
Series 2026-2A A1
4.823%, (3 Month CME SOFR + 1.16%), due 4/20/39(a)	$500,000	$499,487
Series 2026-2A B
5.213%, (3 Month CME SOFR + 1.55%), due 4/20/39(a)	250,000	250,706
Cedar Funding XII CLO Ltd., (Cayman Islands)
Series 2020-12A ARR
5.010%, (3 Month CME SOFR + 1.20%), due 1/25/38(a)	500,000	499,778
CIFC Funding 2020-II Ltd., (Cayman Islands)
Series 2020-2A A1R2
4.953%, (3 Month CME SOFR + 1.16%), due 4/16/39(a)	500,000	499,468
Series 2020-2A BR2
5.243%, (3 Month CME SOFR + 1.45%), due 4/16/39(a)	250,000	250,082
CIFC Funding 2022-II Ltd., (Cayman Islands)
Series 2022-2A BR
5.129%, (3 Month CME SOFR + 1.40%), due 4/19/35(a)	250,000	249,750
Diameter Capital CLO 10 Ltd., (Cayman Islands)
Series 2025-10A A
5.039%, (3 Month CME SOFR + 1.31%), due 4/20/38(a)	315,000	315,115
Diameter Capital CLO 13 Ltd., (Cayman Islands)
Series 2025-13A B
5.279%, (3 Month CME SOFR + 1.55%), due 1/20/39(a)	250,000	250,421
Diameter Capital CLO 6 Ltd., (Cayman Islands)
Series 2024-6A A1R
5.033%, (3 Month CME SOFR + 1.28%), due 4/15/39(a)	500,000	501,000
Dryden 114 CLO Ltd., (Cayman Islands)
Series 2026-114A A1
4.929%, (3 Month CME SOFR + 1.20%), due 4/20/39(a)	500,000	499,745
Dryden 130 CLO Ltd., (Cayman Islands)
Series 2025-130A A
5.053%, (3 Month CME SOFR + 1.30%), due 7/15/38(a)	250,000	250,112
Dryden 78 CLO Ltd., (Cayman Islands)
Series 2020-78A A1R2
5.000%, (3 Month CME SOFR + 1.25%), due 4/17/37(a)	500,000	500,707
Series 2020-78A B1R2
5.250%, (3 Month CME SOFR + 1.50%), due 4/17/37(a)	250,000	250,071
Elmwood CLO 25 Ltd, (Cayman Islands)
Series 2024-1A BR
5.250%, (3 Month CME SOFR + 1.50%), due 4/17/37(a)	250,000	250,376
Series 2024-1A CR
5.500%, (3 Month CME SOFR + 1.75%), due 4/17/37(a)	250,000	250,324
Elmwood CLO 28 Ltd., (Cayman Islands)
Series 2024-4A AR
4.970%, (3 Month CME SOFR + 1.22%), due 4/17/37(a)	750,000	751,689
Elmwood CLO 39 Ltd., (Cayman Islands)
Series 2025-2A A1
	Principal Amount	Value
Collateralized Loan Obligations (continued)

4.890%, (3 Month CME SOFR + 1.14%), due 4/17/38(a)	$250,000	$249,561
Elmwood CLO 46 Ltd, (Cayman Islands)
Series 2025-9A A1
4.950%, (3 Month CME SOFR + 1.20%), due 1/17/39(a)	250,000	249,995
Empower CLO 2023-2 Ltd., (Cayman Islands)
Series 2023-2A BR
5.453%, (3 Month CME SOFR + 1.70%), due 10/15/38(a)	250,000	250,748
Empower CLO 2024-1 Ltd., (Cayman Islands)
Series 2024-1A A1R
5.090%, (3 Month CME SOFR + 1.28%), due 4/25/37(a)	500,000	500,500
Galaxy 31 CLO Ltd., (Cayman Islands)
Series 2023-31A BR
5.553%, (3 Month CME SOFR + 1.80%), due 7/15/38(a)	250,000	250,591
Galaxy 36 CLO Ltd., (Cayman Islands)
Series 2025-36A A1
4.983%, (3 Month CME SOFR + 1.23%), due 10/15/38(a)	500,000	500,486
Goldentree Loan Management U.S. CLO 12 Ltd., (Cayman Islands)
Series 2022-12A AR2
4.929%, (3 Month CME SOFR + 1.20%), due 7/20/36(a)	250,000	250,000
Series 2022-12A B1R2
5.179%, (3 Month CME SOFR + 1.45%), due 7/20/37(a)	250,000	250,000
Series 2022-12A CR2
5.429%, (3 Month CME SOFR + 1.70%), due 7/20/37(a)	250,000	250,000
Goldentree Loan Management U.S. CLO 15 Ltd.
Series 2022-15A BR2
5.279%, (3 Month CME SOFR + 1.55%), due 10/20/38(a)	250,000	250,745
Goldentree Loan Management U.S. CLO 17 Ltd.
Series 2023-17A AR
5.009%, (3 Month CME SOFR + 1.28%), due 1/20/39(a)	500,000	501,345
GoldenTree Loan Management U.S. CLO 19 Ltd., (Jersey)
Series 2024-19A AR
4.879%, (3 Month CME SOFR + 1.15%), due 7/20/39(a)	250,000	249,871
Golub Capital CLO 88 B Ltd., (Cayman Islands)
Series 2026-88A A1
4.930%, (3 Month CME SOFR + 1.25%), due 4/17/38(a)	500,000	500,000
Honey Hill Park CLO Ltd., (Cayman Islands)
Series 2026-1A A1
4.870%, (3 Month CME SOFR + 1.15%), due 4/24/39(a)	500,000	498,997
HPS Loan Management 2024-19 Ltd., (Jersey)
Series 2024-19A A1R
5.013%, (3 Month CME SOFR + 1.26%), due 4/15/37(a)	750,000	750,619
HPS Loan Management 2026-27 Ltd., (Cayman Islands)
Series 2026-27A B
5.180%, (3 Month CME SOFR + 1.45%), due 4/15/39(a)	250,000	249,808
Invesco U.S. CLO 2023-3 Ltd., (Jersey)

Schedule of Investments ─ NYLIM Investment Grade CLO ETF (formerly, NYLI Investment Grade CLO ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Collateralized Loan Obligations (continued)

Series 2023-3A BR
5.503%, (3 Month CME SOFR + 1.75%), due 7/15/38(a)	$250,000	$250,759
Invesco U.S. CLO 2023-4 Ltd., (Jersey)
Series 2023-4A BR
5.279%, (3 Month CME SOFR + 1.55%), due 1/18/39(a)	250,000	250,250
Invesco U.S. CLO 2024-3 Ltd., (Jersey)
Series 2024-3A CR
5.629%, (3 Month CME SOFR + 1.90%), due 7/20/37(a)	250,000	252,150
KKR CLO 59 Ltd., (Cayman Islands)
Series 2025-59A B
5.353%, (3 Month CME SOFR + 1.60%), due 1/15/39(a)	250,000	250,744
KKR CLO 60 Ltd., (Cayman Islands)
Series 2024-60A B
5.503%, (3 Month CME SOFR + 1.75%), due 1/15/38(a)	250,000	250,491
KKR CLO 63 Ltd., (Cayman Islands)
Series 2026-63A A1
4.860%, (3 Month CME SOFR + 1.18%), due 4/20/39(a)	750,000	748,875
Magnetite LI Ltd., (Cayman Islands)
Series 2025-51A A1
5.010%, (3 Month CME SOFR + 1.20%), due 10/25/38(a)	500,000	500,934
Series 2025-51A B
5.360%, (3 Month CME SOFR + 1.55%), due 10/25/38(a)	250,000	250,969
Magnetite LV Ltd., (Cayman Islands)
Series 2026-55A A1
4.820%, (3 Month CME SOFR + 1.14%), due 4/15/39(a)	500,000	499,327
Magnetite XXXV Ltd., (Cayman Islands)
Series 2022-35A A1RR
5.010%, (3 Month CME SOFR + 1.20%), due 1/25/39(a)	500,000	500,667
Midocean Credit CLO XV Ltd., (Jersey)
Series 2024-15A A1R
4.984%, (3 Month CME SOFR + 1.25%), due 7/21/39(a)	500,000	499,726
Series 2024-15A BR
5.284%, (3 Month CME SOFR + 1.55%), due 7/21/39(a)	250,000	249,988
Neuberger Berman Loan Advisers CLO 49 Ltd., (Cayman Islands)
Series 2022-49A CR2
5.560%, (3 Month CME SOFR + 1.75%), due 12/25/37(a)	250,000	250,168
Neuberger Berman Loan Advisers CLO 55 Ltd., (Jersey)
Series 2024-55A A1R
4.953%, (3 Month CME SOFR + 1.22%), due 7/22/39(a)	500,000	500,291
Neuberger Berman Loan Advisers CLO 63 Ltd., (Cayman Islands)
Series 2026-63A B
5.193%, (3 Month CME SOFR + 1.40%), due 4/16/39(a)	250,000	250,269
Oaktree CLO 2020-1, (Cayman Islands)
Series 2020-1A ARR
4.943%, (3 Month CME SOFR + 1.19%), due 1/15/38(a)	500,000	499,625
Oaktree CLO 2023-2 Ltd., (Cayman Islands)
Series 2023-2A CR
5.679%, (3 Month CME SOFR + 1.95%), due 7/20/38(a)	250,000	250,262
Oaktree CLO 2025-32 Ltd., (Cayman Islands)
	Principal Amount	Value
Collateralized Loan Obligations (continued)

Series 2025-32A B
5.453%, (3 Month CME SOFR + 1.70%), due 7/15/38(a)	$250,000	$250,711
OCP CLO 2024-31 Ltd., (Jersey)
Series 2024-31A AR
4.879%, (3 Month CME SOFR + 1.15%), due 4/20/39(a)	500,000	499,209
OCP CLO 2024-32 Ltd., (Jersey)
Series 2024-32A CR
5.452%, (3 Month CME SOFR + 1.7%), due 7/23/39(a)	250,000	250,095
OCP CLO 2025-40 Ltd., (Jersey)
Series 2025-40A A
4.933%, (3 Month CME SOFR + 1.14%), due 4/16/38(a)	500,000	499,625
OCP CLO 2026-49 Ltd., (Cayman Islands)
Series 2026-49A B1
5.079%, (3 Month CME SOFR + 1.40%), due 4/16/39(a)	250,000	250,054
OHA Credit Funding 15-R Ltd., (Cayman Islands)
Series 2023-15RA B1
5.379%, (3 Month CME SOFR + 1.65%), due 7/20/38(a)	250,000	250,747
OHA Credit Funding 18 Ltd., (Bermuda)
Series 2024-18A A1R
4.768%, (3 Month CME SOFR + 1.20%), due 7/20/39(a)	250,000	250,083
Series 2024-18A CR
5.268%, (3 Month CME SOFR + 1.70%), due 7/20/39(a)	250,000	249,904
OHA Credit Funding 25 Ltd., (Cayman Islands)
Series 2026-25A A1
4.816%, (3 Month CME SOFR + 1.13%), due 4/20/39(a)	500,000	500,000
Palmer Square CLO 2025-1 Ltd., (Cayman Islands)
Series 2025-1A C
5.429%, (3 Month CME SOFR + 1.70%), due 4/20/38(a)	250,000	250,625
Palmer Square Loan Funding 2025-2 Ltd., (Cayman Islands)
Series 2025-2A A2
5.153%, (3 Month CME SOFR + 1.40%), due 7/15/33(a)	250,000	250,049
Pikes Peak CLO 18, (Cayman Islands)
Series 2025-18A A1
4.949%, (3 Month CME SOFR + 1.22%), due 4/20/38(a)	250,000	250,020
Pikes Peak CLO 6, (Cayman Islands)
Series 2020-6A BRR
5.099%, (3 Month CME SOFR + 1.45%), due 5/18/34(a)	250,000	250,205
Pikes Peak CLO 15 2023 Ltd., (Jersey)
Series 2023-15A AR
4.949%, (3 Month CME SOFR + 1.22%), due 10/20/38(a)	750,000	749,625
RAD CLO 28 Ltd., (Cayman Islands)
Series 2024-28A A
5.019%, (3 Month CME SOFR + 1.29%), due 4/20/38(a)	500,000	500,542
Regatta 32 Funding, (Cayman Islands)
Series 2025-4A B
5.510%, (3 Month CME SOFR + 1.70%), due 7/25/38(a)	250,000	250,625
Regatta 35 Funding Ltd., (Cayman Islands)
Series 2025-5A C

Schedule of Investments ─ NYLIM Investment Grade CLO ETF (formerly, NYLI Investment Grade CLO ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Collateralized Loan Obligations (continued)

5.653%, (3 Month CME SOFR + 1.90%), due 10/15/38(a)	$250,000	$250,995
Regatta XXVIII Funding Ltd., (Cayman Islands)
Series 2024-2A A1R
4.875%, (3 Month CME SOFR + 1.23%), due 7/25/39(a)	500,000	500,000
Silver Point CLO 16 Ltd., (Cayman Islands)
Series 2026-16A A1
4.916%, (3 Month CME SOFR + 1.23%), due 4/18/39(a)	500,000	499,201
Sixth Street CLO 31 Ltd., (Cayman Islands)
Series 2025-31A C
5.500%, (3 Month CME SOFR + 1.75%), due 1/17/39(a)	250,000	250,363
Sixth Street CLO XXII Ltd., (Cayman Islands)
Series 2023-22A AR
4.864%, (3 Month CME SOFR + 1.13%), due 4/21/38(a)	750,000	748,790
Symphony CLO 47 Ltd., (Cayman Islands)
Series 2025-47A A1
4.869%, (3 Month CME SOFR + 1.14%), due 4/20/38(a)	500,000	498,863
Symphony CLO 49 Ltd., (Cayman Islands)
Series 2025-49A B
5.429%, (3 Month CME SOFR + 1.70%), due 7/20/38(a)	250,000	250,656
Series 2025-49A C
5.579%, (3 Month CME SOFR + 1.85%), due 7/20/38(a)	250,000	250,530
Texas Debt Capital CLO 2025-I Ltd., (Cayman Islands)
Series 2025-1A A1
4.915%, (3 Month CME SOFR + 1.14%), due 4/24/38(a)	500,000	499,125
Trestles CLO V Ltd., (Cayman Islands)
Series 2021-5A A1R2
4.905%, (3 Month CME SOFR + 1.24%), due 7/20/39(a)	500,000	500,000
Series 2021-5A BR2
5.215%, (3 Month CME SOFR + 1.55%), due 7/20/39(a)	250,000	249,482
Trestles CLO VIII Ltd., (Cayman Islands)
Series 2025-8A BR
5.200%, (3 Month CME SOFR + 1.50%), due 7/20/39(a)	250,000	249,152
Trestles CLO X Ltd., (Cayman Islands)
Series 2026-10A A1
4.909%, (3 Month CME SOFR + 1.18%), due 4/20/39(a)	500,000	497,899
Vibrant CLO XVI Ltd., (Jersey)
Series 2023-16A A1A2
5.003%, (3 Month CME SOFR + 1.25%), due 7/15/36(a)	250,000	250,155
Series 2023-16A A2R2
5.353%, (3 Month CME SOFR + 1.60%), due 7/15/36(a)	250,000	249,624
Voya CLO 2021-2 Ltd., (Cayman Islands)
Series 2021-2A A1R
4.899%, (3 Month CME SOFR + 1.17%), due 4/20/38(a)	500,000	499,082
Voya CLO 2023-1 Ltd., (Cayman Islands)
Series 2023-1A A1R
	Principal Amount	Value
Collateralized Loan Obligations (continued)

4.939%, (3 Month CME SOFR + 1.21%), due 1/20/39(a)	$500,000	$499,488
Voya CLO 2024-2 Ltd., (Cayman Islands)
Series 2024-2A BR
5.242%, (3 Month CME SOFR + 1.50%), due 7/20/39(a)	250,000	249,989
Voya CLO 2026-1 Ltd., (Cayman Islands)
Series 2026-1A C1
5.517%, (3 Month CME SOFR + 1.85%), due 4/15/39(a)	250,000	250,285
Warwick Capital CLO 7 Ltd., (Cayman Islands)
Series 2025-7A A1
5.034%, (3 Month CME SOFR + 1.30%), due 10/21/38(a)	250,000	250,099
Wellington Management CLO 2 Ltd., (Jersey)
Series 2024-2A AR
5.019%, (3 Month CME SOFR + 1.29%), due 4/20/39(a)	500,000	500,369
Wellington Management CLO 4 Ltd., (Jersey)
Series 2025-4A A
4.879%, (3 Month CME SOFR + 1.15%), due 4/18/38(a)	500,000	499,095

Total Collateralized Loan Obligations
(Cost $45,505,513)		45,499,611

	Shares	Value
Short-Term Investment — 2.0%

Money Market Fund — 2.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.64%(b)
(Cost $911,958)	911,958	911,958

Total Investments — 100.0% (Cost $46,417,471)		46,411,569
Other Assets and Liabilities, Net — 0.0%(c)		7,053
Net Assets — 100.0%		$46,418,622

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2026.
(b)	Reflects the 1-day yield at July 31, 2026.
(c)	Less than 0.05%.

Abbreviations
CME	- Chicago Mercantile Exchange
SOFR	- Secured Overnight Financing Rate

Schedule of Investments ─ NYLIM Investment Grade CLO ETF (formerly, NYLI Investment Grade CLO ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Collateralized Loan Obligations	$—	$45,499,611	$—	$45,499,611
Short-Term Investment:
Money Market Fund	911,958	—	—	911,958
Total Investments in Securities	$911,958	$45,499,611	$—	$46,411,569

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.